Annual Total Returns[BarChart] - PIMCO Broad US TIPS Index Exchange-Traded Fund - PIMCO Broad US TIPS Index Exchange-Traded Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.80%	6.90%	(9.42%)	4.37%	(2.12%)	4.88%	3.23%	(1.73%)	8.47%	11.38%